Income Taxes - Summary of Activity Related to Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Balance beginning of the year	$ 1,709
Increase related to prior year tax positions	(1,361)	$ 681
Increase related to current year tax positions	314	1,028
Balance at end of year	$ 662	$ 1,709